Financial Instruments - Foreign Exchange Forward Contracts Representing Commitments to Buy and Sell Various Foreign Currencies (Detail) In Millions, unless otherwise specified					12 Months Ended				12 Months Ended				12 Months Ended			12 Months Ended			12 Months Ended		12 Months Ended		12 Months Ended										12 Months Ended								12 Months Ended								12 Months Ended							12 Months Ended
	Dec. 31, 2012 Canadian Dollar [Member] USD ($)	Dec. 31, 2012 Canadian Dollar [Member] EUR (€)	Dec. 31, 2012 Canadian Dollar [Member] 2013 [Member] USD ($)	Dec. 31, 2012 Canadian Dollar [Member] 2013 [Member] EUR (€)	Dec. 31, 2012 Canadian Dollar [Member] 2013 [Member] U S Dollar [Member]	Dec. 31, 2012 Canadian Dollar [Member] 2013 [Member] Euros [Member]	Dec. 31, 2012 Canadian Dollar [Member] 2014 [Member] USD ($)	Dec. 31, 2012 Canadian Dollar [Member] 2014 [Member] EUR (€)	Dec. 31, 2012 Canadian Dollar [Member] 2014 [Member] U S Dollar [Member]	Dec. 31, 2012 Canadian Dollar [Member] 2014 [Member] Euros [Member]	Dec. 31, 2012 Canadian Dollar [Member] 2015 [Member] USD ($)	Dec. 31, 2012 Canadian Dollar [Member] 2015 [Member] EUR (€)	Dec. 31, 2012 Canadian Dollar [Member] 2015 [Member] U S Dollar [Member]	Dec. 31, 2012 Canadian Dollar [Member] 2016 [Member] USD ($)	Dec. 31, 2012 Canadian Dollar [Member] 2016 [Member] EUR (€)	Dec. 31, 2012 Canadian Dollar [Member] 2016 [Member] U S Dollar [Member]	Dec. 31, 2012 U S Dollar [Member] MXN	Dec. 31, 2012 U S Dollar [Member] 2013 [Member] MXN	Dec. 31, 2012 U S Dollar [Member] 2013 [Member] Mexican Peso [Member]	Dec. 31, 2012 U S Dollar [Member] 2014 [Member] MXN	Dec. 31, 2012 U S Dollar [Member] 2014 [Member] Mexican Peso [Member]	Dec. 31, 2012 U S Dollar [Member] 2015 [Member] MXN	Dec. 31, 2012 U S Dollar [Member] 2015 [Member] Mexican Peso [Member]	Dec. 31, 2012 U S Dollar [Member] 2016 [Member] MXN	Dec. 31, 2012 Euros [Member] USD ($)	Dec. 31, 2012 Euros [Member] CZK	Dec. 31, 2012 Euros [Member] GBP (£)	Dec. 31, 2012 Euros [Member] PLN	Dec. 31, 2012 Euros [Member] 2013 [Member] USD ($)	Dec. 31, 2012 Euros [Member] 2013 [Member] CZK	Dec. 31, 2012 Euros [Member] 2013 [Member] GBP (£)	Dec. 31, 2012 Euros [Member] 2013 [Member] PLN	Dec. 31, 2012 Euros [Member] 2013 [Member] U S Dollar [Member]	Dec. 31, 2012 Euros [Member] 2013 [Member] British Pound [Member]	Dec. 31, 2012 Euros [Member] 2013 [Member] Czech Koruna [Member]	Dec. 31, 2012 Euros [Member] 2013 [Member] Polish Zloty [Member]	Dec. 31, 2012 Euros [Member] 2014 [Member] USD ($)	Dec. 31, 2012 Euros [Member] 2014 [Member] CZK	Dec. 31, 2012 Euros [Member] 2014 [Member] GBP (£)	Dec. 31, 2012 Euros [Member] 2014 [Member] PLN	Dec. 31, 2012 Euros [Member] 2014 [Member] U S Dollar [Member]	Dec. 31, 2012 Euros [Member] 2014 [Member] British Pound [Member]	Dec. 31, 2012 Euros [Member] 2014 [Member] Czech Koruna [Member]	Dec. 31, 2012 Euros [Member] 2014 [Member] Polish Zloty [Member]	Dec. 31, 2012 Euros [Member] 2015 [Member] USD ($)	Dec. 31, 2012 Euros [Member] 2015 [Member] CZK	Dec. 31, 2012 Euros [Member] 2015 [Member] GBP (£)	Dec. 31, 2012 Euros [Member] 2015 [Member] PLN	Dec. 31, 2012 Euros [Member] 2015 [Member] U S Dollar [Member]	Dec. 31, 2012 Euros [Member] 2015 [Member] British Pound [Member]	Dec. 31, 2012 Euros [Member] 2015 [Member] Czech Koruna [Member]	Dec. 31, 2012 Euros [Member] 2016 [Member] USD ($)	Dec. 31, 2012 Euros [Member] 2016 [Member] CZK	Dec. 31, 2012 Euros [Member] 2016 [Member] GBP (£)	Dec. 31, 2012 Euros [Member] 2016 [Member] PLN	Dec. 31, 2012 Euros [Member] 2016 [Member] U S Dollar [Member]
Derivative [Line Items]
Notional amount of foreign currency derivatives	$ (684)	€ 74															6,049								$ (123)	4,833	£ 71	127
Foreign exchange forward contract, Purchases Exchange Rate					1.01252	1.31881			1.04151	1.31939			1.03073			1.03697			0.07313		0.06844		0.06894										0.75541	1.17565	0.03988	0.23344					0.74515	1.14482	0.03980	0.22452						1.19170	0.03971
Foreign exchange forward contract, Sales Exchange Rate					1.02054	1.28626			1.01573				1.01754			1.04751																	0.76441	1.24572	0.04014						0.77097								0.77597							0.77162
Foreign exchange forward contract, Purchases			229	48			31	34			23			12				3,179		2,071		799							53	2,488	41	86					17	1,572	31	41						784	13
Foreign exchange forward contract, Sales			$ (600)	€ (8)			$ (271)				$ (104)			$ (4)															$ (93)	(11)	£ (14)						$ (52)								$ (35)							$ (13)